Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current trade receivables	$ 111,564	$ 112,844
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	104,099	107,796
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	3,037	2,939
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	1,842	1,427
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 2,586	682
Trade receivable, purchasers of petroleum and natural gas
Disclosure of financial assets [line items]
Trade receivable typical collection period	25 days
Trade receivable, accrued petroleum and natural gas sales
Disclosure of financial assets [line items]
Included in accounts receivable	$ 77,400	91,600
Trade receivables
Disclosure of financial assets [line items]
Allowance for doubtful accounts	$ 1,900	$ 1,600
Minimum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	1 month
Maximum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	3 months